SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 12 — SUBSEQUENT EVENT

In February 2019, the Company announced that a third party has received final approval from the FDA for the first generic version of a drug product.  The product was developed in a collaboration between the Company and the third party in which they shared development costs and will equally share the gross profits generated from sales of the product. See also Note 6i.